Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held for investment fair value	$ 14,542	$ 20,487
Deferred cost of loans	$ 1,530	$ 1,632
Warrant for common stock purchase	589,625	589,625
Warrant for common stock purchase per share	$ 6.36	$ 6.36
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	94,875,645	94,693,002
Common stock, shares outstanding	94,837,170	94,686,801
Treasury Stock	38,475	6,201
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000